SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
SHAREHOLDERS' EQUITY
NOTE 16: -     SHAREHOLDERS' EQUITY

a.	Share capital:

	December 31,
	2019		2018
	Authorized	Issued and Outstanding	Authorized	Issued and Outstanding
	Number of shares
Ordinary shares of NIS 0.02 par value each	150,000,000	25,754,297	150,000,000	25,754,297

b.	Changes in share capital:

Share capital issued and outstanding:
	Number of shares	NIS par value
Outstanding at January 1, 2018	25,750,547	515,011

Exercise of options	3,750	75

Outstanding at December 31, 2018	25,754,297	515,086

Exercise of options	-	-

Outstanding at December 31, 2019	25,754,297	515,086

c.	Rights attached to shares:

Voting rights at the general meeting, rights to dividends, rights upon liquidation of the Company and the right to nominate directors in the Company.

d.	Capital management in the Company:

The Company's objectives in managing capital are as follows:

To maintain its ability to ensure the continuity of the business, and thus to generate a return to equity holders, investors and other parties.

The Company manages its capital structure and makes adjustments following changes in economic conditions and the risk-nature of its operations. In order to maintain or to adjust the necessary capital structure, the Company takes various steps, such as raising funds by capital issues.

e.	Composition of non-controlling interests in the statement of financial position:

	December 31,
	2019	2018

Balance at January 1,	$253	$-

Shares issuance to non-controlling interests	10,042	160

Share-based compensation	764	147

Benefit to non-controlling interests regarding Share-based compensation	17	-

Loss attributed to non-controlling interests	(1,003)	(54)

Balance at December 31,	$10,073	$253

f.	Issuance of shares by subsidiary:

On August 6, 2019, Corteva Inc. invested in the Company's agriculture biologicals subsidiary, Lavie Bio Ltd., which included the contribution of all Corteva’s holdings in its wholly owned subsidiary Taxon Biosciences, Inc. along with an amount of $10 million . Upon consummation of the foregoing transactions, Corteva was issued 27.84% of Lavie Bio Ltd.’s equity while Evogene Ltd. holds 72.16% of Lavie Bio Ltd.’s equity. As a result, Lavie Bio Ltd. recorded a share premium and a non-controlling interest in the amounts of $17,406 and $10,042 respectively.